Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 25, 2023 USD ($) shares	Jun. 16, 2023 USD ($) $ / shares	May 11, 2023 USD ($)	Apr. 06, 2023 USD ($) shares	Oct. 31, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Apr. 24, 2023 USD ($)
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Property and equipment, estimated useful lives																3 years
Capitalized internal-use software estimated useful life																3 years
Advertising expense																$ 4	$ 2
Number of operating segments | Segment																1
Minimum bid price requirement | $ / shares		$ 1
Minimum consecutive business days of market value of listed securities		30 days
Cash								$ 6,598						$ 6,598		$ 15,740	40,566
Accumulated deficit								(134,311)						(134,311)		(111,503)	(71,743)
Aggregate purchase price				$ 6,500
Net loss								(5,862)	$ (7,589)	$ (9,357)	$ (11,405)	$ (9,928)	$ (9,662)	(22,808)	$ (30,995)	(39,760)	(40,335)
Net cash used in operating activities														19,746	$ 22,593	28,930	$ 30,818
Medical Costs								100,000,000						$ 100,000,000		$ 100,000,000
Banking regulation, mortgage banking, net worth, minimum																		$ 35,000
Purchase of an aggregate shares, value								$ 6,279	$ 6,100		$ 6
ASC 842
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Change in accounting principle, accounting standards update, adopted																true
Change in accounting principle, accounting standards update, adoption date																Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect																true
ASU 2019-12
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Change in accounting principle, accounting standards update, adopted																true
Change in accounting principle, accounting standards update, adoption date																Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect																true
Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares								8,780,886	7,878,786		11,093
Purchase of an aggregate shares, value								$ 1	$ 1
Private Placement
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Closing date														Apr. 10, 2023
Private Placement | Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares	2,897,654			7,878,786
Aggregate purchase price	$ 2,100
ATM Offering | Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares							2,023,583
Purchase of an aggregate shares, value		$ 35,000	$ 6,900			$ 3,500	$ 2,400
July Private Placement
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Closing date														Jul. 27, 2023
July Private Placement | Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares	2,897,654
Purchase of an aggregate shares, value	$ 2,100
Registered Direct Offering
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Closing date														Jul. 27, 2023
Registered Direct Offering | Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares	3,859,649
Purchase of an aggregate shares, value	$ 2,200
Subsequent Event | ATM Offering | Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Purchase of an aggregate shares | shares					6,825,411
Purchase of an aggregate shares, value					$ 2,900